PRINCIPAL TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Principal transactions revenue
Principal transactions revenue	$ 10,154	$ 13,885	$ 8,892
Interest rate risks
Principal transactions revenue
Principal transactions revenue	2,790	5,561	3,831
Foreign exchange risks
Principal transactions revenue
Principal transactions revenue	3,886	4,158	3,850
Equity risks
Principal transactions revenue
Principal transactions revenue	2,197	1,343	808
Commodity and other risks
Principal transactions revenue
Principal transactions revenue	1,123	1,133	546
Credit products and risks
Principal transactions revenue
Principal transactions revenue	$ 158	$ 1,690	$ (143)